As filed with the Securities and Exchange Commission on  June 28, 2005
                                     Investment Company Act file number 811-6152


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
               (Exact name of registrant as specified in charter)

                                600 FIFTH AVENUE
                               NEW YORK, NY 10020
                   (Address of principal executive offices)           (Zip code)


                                 ROSANNE HOLTZER
                     C/O REICH & TANG ASSET MANAGEMENT, LLC
                                600 FIFTH AVENUE
                            NEW YORK, NEW YORK 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: January 31

Date of reporting period: April 30, 2005

ITEM 1: SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF NET ASSETS
APRIL 30, 2005
================================================================================

                                                                                                                     Ratings (a)
        Face                                                                        Maturity            Value        -----------
        Amount                                                                        Date     Yield   (Note 1)      Moody's S&P
        ------                                                                        ----     -----    ------       ------- ---
Put Bonds (b) (c) (4.41%)
------------------------------------------------------------------------------------------------------------------------------------
$     1,000,000  Plaquemines, LA Port & Harbor
                 (International Marine Terminal Project) - Series 1984B (c)
                 LOC KBC Bank                                                        03/15/06  2.60%    $  1,000,000
        260,000  Puerto Rico Industrial Medical & Environmental RB (c)
                 (Abbott Laboratories Project)                                       03/01/06  2.55          260,000
      5,470,000  Puerto Rico Industrial Medical & Environmental RB (c)
                 (Abbott Laboratories Project)                                       03/01/06  2.55        5,470,000
---------------                                                                                         ------------
      6,730,000  Total Put Bonds                                                                           6,730,000
---------------                                                                                         ------------

Tax Exempt Commercial Paper (12.27%)
------------------------------------------------------------------------------------------------------------------------------------
$     7,200,000  New Jersey & New York ABN AMRO Municipal
                 TOPs Certificates Trust Series 2002-33
                 LOC Dexia CLF                                                       07/06/05  2.08%    $  7,200,000  VMIG-1
      2,500,000  New Jersey EDA RB (Chambers Co-Generation) - Series 2002-33
                 Insured by FSA                                                      05/05/05  2.28        2,500,000  VMIG-1   A-1+
      5,000,000  New Jersey EDA RB (Keystone 1992 Project)
                 LOC BNP Paribas                                                     05/05/05  2.08        5,000,000  VMIG-1   A-1+
      4,000,000  Salem Country, NJ PCFA (Philadelphia Electric Co.)
                 - Series 93
                 LOC Bank One                                                        05/10/05  2.03        4,000,000  VMIG-1   A-1+
---------------                                                                                         ------------
     18,700,000  Total Tax Exempt Commercial Paper                                                        18,700,000
---------------                                                                                         ------------

Tax Exempt General Obligation Notes & Bonds (22.61%)
------------------------------------------------------------------------------------------------------------------------------------
$     2,296,351  Barrington, NJ BAN (c)                                              07/28/05  2.20%    $  2,300,756
      2,019,000  City of Linden, NJ BAN
                 (Sanitary Landfill Improvement Project)                             06/28/05  1.65        2,023,260   MIG-1
      2,971,085  Cranbury Township, NJ BAN (c)                                       07/22/05  1.60        2,980,276
      1,000,000  Hingham, MA BAN (c)                                                 06/22/05  1.65        1,001,542
      2,230,000  Medford Township, NJ BAN (c)                                        10/06/05  1.80        2,241,374
      5,000,000  New Jersey State TAN - Series A                                     06/24/05  1.97        5,007,496   MIG-1   SP-1+
      1,500,000  New Jersey State Transportation Trust Authority RB
                 - Series A (c)
                 Insured by AMBAC Indemnity Corp.                                    06/15/05  1.57        1,508,988
      1,660,000  Newark, NJ GO
                 Insured By FSA (c)                                                  10/01/05  3.00        1,665,798
      3,000,000  North Brunswick Township, NJ BAN                                    11/16/05  1.95        3,024,864   MIG-1
      2,750,000  North Brunswick Township, NJ BAN                                    11/16/05  2.00        2,772,040   MIG-1
      5,000,000  State of Illinois GO                                                06/03/05  2.03        5,004,322   MIG-1   SP-1+
      2,921,250  Township of North Bergen, NJ BAN (c)                                05/17/05  1.45        2,922,575
      2,000,000  Texas State TRAN                                                    08/31/05  1.60        2,009,205   MIG-1   SP-1+
---------------                                                                                         ------------
     34,347,686  Total Tax Exempt General Obligation Notes & Bonds                                        34,462,496
---------------                                                                                         ------------

Tax Exempt Variable Rate Demand Instruments (d) (59.16%)
------------------------------------------------------------------------------------------------------------------------------------
$     4,900,000  Camden County, NJ Improvement Authority RB
                 (Parkview Redevelopment Housing Project) - Series 1996
                 LOC General Electric Capital Corporation                            07/01/26  3.00%    $  4,900,000           A-1
      2,000,000  City of Pulaski and Giles, TN IDRB
                 (Martin Methodist College Program)
                 LOC Amsouth Bank, N.A.                                              01/01/24  3.11        2,000,000  VMIG-1
      1,000,000  Commonwealth of Puerto Rico Public Improvement Bonds
                 - Series 2001 TICs/TOCs
                 Insured by FSA                                                      07/01/27  3.02        1,000,000           A-1+
      1,000,000  Connecticut HFA
                 Insured By AMBAC Indemnity Corp.                                    05/15/32  3.02        1,000,000  VMIG-1   A-1+
      1,000,000  Connecticut State HFA (Housing Mortgage Finance Program)
                 - Series B-3,
                 Insured By AMBAC Indemnity Corp.                                    05/15/33  3.02        1,000,000  VMIG-1
      2,612,500  Morgan Stanley Floating Rate Trust
                 (Mercer County Improvement Authority) - Series 402                  01/01/18  3.02        2,612,500  VMIG-1
      1,100,000  New Jersey State Municipal Securities Trust Receipts
                 - Series CB1                                                        02/15/11  2.97        1,100,000  VMIG-1
      3,695,000  New Jersey EDA EDRB
                 (Airis Newark LLC Project)
                 Insured by AMBAC Indemnity Corp.                                    01/01/19  3.02        3,695,000  VMIG-1   A-1
      2,985,000  New Jersey EDRB (Epiphany House Incorporated Project)
                 LOC Wachovia Bank & Trust Co., N.A. (c)                             02/01/25  3.06        2,985,000
      1,315,000  New Jersey EDA IDRB
                 (Kooltronic Incorporated Project) (c)
                 LOC First Union National Bank                                       12/01/08  3.11        1,315,000
      1,915,000  New Jersey EDA RB
                 (Filtra Corporation Project) (c)
                 LOC Summit Bank                                                     08/01/15  3.16        1,915,000
      2,350,000  New Jersey State EDA RB (Campus 130 Association) (c)
                 LOC Bank of New York                                                12/01/11  3.05        2,350,000
      2,255,000  New Jersey EDA RB (Color Graphics Inc. Project) (c)
                 LOC First Union National Bank                                       12/01/17  3.06        2,255,000
     11,000,000  New Jersey EDA RB (Encapgulf Holdings LLC) - Series B
                 LOC Wachovia Bank & Trust Co., N.A.                                 02/01/16  3.00       11,000,000  VMIG1    A-1+
      1,000,000  New Jersey EDA Refunding RB (Union County Genlyte Project)
                 LOC Bank of America                                                 10/15/09  2.96        1,000,000   P-1
      3,700,000  New Jersey EDA Special Facility RB (Port Newark Container)
                 LOC Citibank, N.A.                                                  07/01/30  3.02        3,700,000           A-1+
      2,700,000  New Jersey Health Care Facilities
                 (Saint Barnabas Health) - Series A
                 LOC Chase Manhattan Bank, N.A.                                      07/01/31  2.97        2,700,000  VMIG-1   A-1+
      6,500,000  New Jersey Health Care Facility RB
                 (South Jersey Health Care) - Series A-4
                 LOC Wachovia Bank & Trust Co., N.A.                                 07/01/34  2.96        6,500,000  VMIG-1
        100,000  New Jersey EDA Manufacturing Facility RB
                 (Commerce Center Project)
                 LOC PNC Bank, N.A.                                                  08/01/17  2.95          100,000           A-1
      2,000,000  New Jersey EDA School RB (Peddie School) - Series 1994B             02/01/19  2.95        2,000,000           A-1
        650,000  New Jersey EDA School RB (Peddie School) - Series 1996              02/01/26  2.95          650,000           A-1
      3,370,000  New Jersey EDA RB
                 (Senior Care-Bayshore Health) - Series A
                 LOC KBC Bank                                                        04/01/28  2.99        3,370,000  VMIG-1
      4,500,000  New Jersey EDA Thermal Energy Facility RB
                 LOC Bank One                                                        12/01/09  3.00        4,500,000  VMIG-1
      2,000,000  New Jersey Transportation Trust Fund Authority
                 Insured By MBIA Insurance Corp.                                     06/15/21  3.02        2,000,000           A1+
      2,000,000  New Jersey EDA EDRB (Pennington School Project)
                 - Series 2005
                 LOC Citizen Bank                                                    04/01/35  2.98        2,000,000  VMIG-1
      1,990,000  New Jersey EDA RB ROCs RR II R 2087
                 Insured by AMBAC Indemnity Corp.                                    09/01/23  3.02        1,990,000           A-1+
      3,500,000  New Jersey Sports & Expo Authority Services - Series C
                 Insured by MBIA Insurance Corp.                                     09/01/24  3.00        3,500,000  VMIG-1   A-1+
      2,005,000  New Jersey Sports & Expo Authority Contract
                 P-Floats 649R
                 Insured by MBIA Insurance Corp.                                     03/01/18  3.01        2,005,000           A-1+
      5,000,000  New Jersey State Educational Facilities
                 (College of New Jersey) - Series A
                 Insured by AMBAC Indemnity Corp.                                    07/01/29  2.96        5,000,000  VMIG-1   A-1+
      2,000,000  North Carolina Educational Facilities Finance Authority             12/01/21  2.99        2,000,000  VMIG-1   A-1+
      3,000,000  Piedmont, SC Municipal Power Agency Electric RB -Series B
                 Insured by MBIA Insurance Corp.                                     01/01/19  3.02        3,000,000  VMIG-1   A-1+
      2,025,000  Pinellas County, FL Health Facility RB
                 (St. Mark's Village Project) - Series 1987
                 LOC Bank of America                                                 03/01/17  3.00        2,025,000           A-1+
      1,000,000  Washington HFC MHRB
                 (Pointe Apartments Project) - Series A
                 LOC US Bank N.A.                                                    01/01/30  3.15        1,000,000           A-1
      2,000,000  Washington Suburban Sanitation District BAN - Series 2003           06/01/23  2.99        2,000,000  VMIG-1
---------------                                                                                         ------------
     90,167,500  Total Tax Exempt Variable Rate Demand Instruments                                        90,167,500
---------------                                                                                         ------------
                 Total Investments (98.40%) (Cost $150,059,996+)                                         150,059,996
                 Liabilities in excess of cash and other assets (1.55%)                                    2,362,160
                                                                                                        ------------
                 Net Assets (100.00%)                                                                   $152,422,156
                                                                                                        ============
                 Net Asset Value, offering and redemption price per share:
                 Class A Shares,      104,842,140    shares outstanding (Note 3)                        $       1.00
                                                                                                        ============
                 Class B Shares,       15,830,572    shares outstanding (Note 3)                        $       1.00
                                                                                                        ============
                 JPMorgan Shares,      31,770,468    shares outstanding (Note 3)                        $       1.00
                                                                                                        ============


               + Aggregate  cost for federal  income tax purposes is  identical.
------------------------------------------------------------------------------------------------------------------------------------



FOOTNOTES:

(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b)  The maturity date indicated is the next put date.

(c) Securities that are not rated which the Fund's adviser has determined to be of comparable quality to those rated securities in which the Fund invests.

(d) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, if indicated, unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.



KEY:

     BAN      =   Bond Anticipation Note                      MHRB     =   Multi-family Housing Revenue Bond
     EDA      =   Economic Development Authority              PCFA     =   Pollution Control Finance Authority
     EDRB     =   Economic Development Revenue Bond           RB       =   Revenue Bond
     FSA      =   Financial Security Assurance                ROC      =   Reset Option Certificates
     GO       =   General Obligation                          TAN      =   Tax Anticipation Note
     HFA      =   Housing Finance Authority                   TIC      =   Trust Inverse Certificate
     HFC      =   Housing Finance Commission                  TOC      =   Tender Option Certificate
     IDRB     =   Industrial Development Revenue Bond         TOP      =   Tender Option Puts
     LOC      =   Letter of Credit                            TRAN     =   Tax & Revenue Anticipation Note


ITEM 2: CONTROLS AND PROCEDURES

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

ITEM 3:    EXHIBITS

Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2(a) of the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) New Jersey Daily Municipal Income Fund, Inc.

By (Signature and Title)*           /s/ Rosanne Holtzer
                                    -------------------
                                    Rosanne Holtzer, Secretary

Date:  June 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*           /s/ Steven W. Duff
                                    ------------------
                                    Steven W. Duff, President

Date:  June 28, 2005

By (Signature and Title)*           /s/ Anthony Pace
                                    ----------------
                                    Anthony Pace, Treasurer

Date:  June 28, 2005

* Print the name and title of each signing officer under his or her signature.